Accrued Payroll and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued Payroll And Other Liabilities
Accrued payroll and other liabilities consist of the following at year end:

	2017	2016
Current:
Accrued payroll	$97,995	$95,754
Advances related to pending sales of property and equipment and restaurant businesses	—	34,341
Accrued expenses	13,574	9,492
Other liabilities	7,519	4,855
	$119,088	$144,442
Non-current:
Deferred rent	15,198	13,782
Other liabilities	14,168	9,978
	$29,366	$23,760